Note 4 - Capital Lease Obligations	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Capital Leases in Financial Statements of Lessee Disclosure [Text Block]
Note
4.
Capital Lease Obligations

We lease certain computer equipment under agreements entered into during
2016
that are classified as capital leases. The computer equipment under capital leases is included in furniture and equipment on our consolidated balance sheets and was
$103,000
and
$110,000
at
December
31,
2016
and
2015,
respectively. Accumulated depreciation of the leased equipment at
December
31,
2016
and
2015
was approximately
$47,000
and
$43,000,
respectively.

The future minimum lease payments required under the capital leases and the present values of the net minimum lease payments as of
December
31,
2016,
is as follows:

(in thousands)	Amount
Year ending December 31,
2017	$46
2018	34
2019	2
Total minimum lease payments	82
Less amounts representing interest	(11)
Capital lease obligations, net of interest	71
Less current maturities of capital lease obligations	(40)
Long-term capital lease obligations	$31